UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks—49.49%
Aerospace & defense — 1.87%
BE Aerospace, Inc. *	1,800	85,248
Esterline Technologies Corp. *	1,500	91,710
General Dynamics Corp.	23,200	1,542,800
LMI Aerospace, Inc. *	2,600	51,584
The Boeing Co.	16,500	1,225,620
United Technologies Corp.	22,100	1,770,431
		4,767,393
Air freight & logistics — 0.04%
Hub Group, Inc., Class A *	2,800	90,636
Airlines — 0.13%
Spirit Airlines, Inc. *	19,600	328,888
Auto components — 0.04%
Tenneco, Inc. *	3,400	109,038
Beverages — 0.37%
Monster Beverage Corp. *	18,300	952,515
Biotechnology — 1.76%
Acorda Therapeutics, Inc. *	19,900	501,082
Aegerion Pharmaceuticals, Inc. *	8,300	181,770
Alnylam Pharmaceuticals, Inc. *	12,800	217,216
Biogen Idec, Inc. *	5,700	849,813
Cubist Pharmaceuticals, Inc. *	9,100	369,551
Gilead Sciences, Inc. *	27,500	2,062,500
Ligand Pharmaceuticals, Inc., Class B *	16,200	319,626
		4,501,558
Building products — 0.04%
A.O. Smith Corp.	1,600	100,720
Capital markets — 0.75%
Evercore Partners, Inc., Class A	3,200	87,904
Golub Capital BDC, Inc. [1]	5,000	79,050
Invesco Ltd.	19,200	479,808
Morgan Stanley	70,200	1,184,274
PennantPark Investment Corp.	8,800	94,776
		1,925,812
Chemicals — 0.82%
Celanese Corp., Series A	8,200	336,528
Cytec Industries, Inc.	1,200	82,368
H.B. Fuller Co.	2,600	85,410
The Dow Chemical Co.	18,200	549,458
The Sherwin-Williams Co.	6,900	1,052,388
		2,106,152
Commercial banks — 0.73%
Banner Corp.	2,300	69,115
BBCN Bancorp, Inc.	11,931	135,775
City National Corp.	1,300	63,297

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Commercial banks— (concluded)
East West Bancorp, Inc.	4,500	95,175
Prosperity Bancshares, Inc.	1,800	74,034
U.S. Bancorp	15,100	487,126
Wells Fargo & Co.	28,800	950,688
		1,875,210
Commercial services & supplies — 0.04%
Innerworkings, Inc. *	6,600	85,866
Performant Financial Corp. *	2,300	22,218
		108,084
Communications equipment — 1.05%
Aruba Networks, Inc. *,1	3,000	58,440
Finisar Corp. *,1	4,500	61,065
NETGEAR, Inc. *	2,200	76,692
Nortel Networks Corp. *	25,433	188
QUALCOMM, Inc.	38,900	2,474,818
		2,671,203
Computers & peripherals — 3.75%
Apple, Inc.	13,000	7,608,640
NetApp, Inc. *	62,200	1,972,362
		9,581,002
Construction & engineering — 0.02%
MasTec, Inc. *	2,600	59,384
Diversified consumer services — 0.07%
Coinstar, Inc. *,1	700	32,928
LifeLock, Inc. *	6,100	51,179
Regis Corp.	5,500	90,585
		174,692
Diversified financial services — 1.22%
Citigroup, Inc.	40,847	1,412,081
CME Group, Inc.	10,400	574,808
JPMorgan Chase & Co.	27,500	1,129,700
		3,116,589
Electric utilities — 0.37%
Edison International	10,100	459,348
NextEra Energy, Inc.	6,000	412,260
UNS Energy Corp.	1,800	76,644
		948,252
Electrical equipment — 0.22%
Regal-Beloit Corp.	1,300	90,675
Roper Industries, Inc.	4,300	479,579
		570,254
Energy equipment & services — 2.22%
Baker Hughes, Inc.	21,500	927,725
C&J Energy Services, Inc. *	2,200	43,934

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Energy equipment & services— (concluded)
Dawson Geophysical Co. *	2,100	47,775
FMC Technologies, Inc. *	30,700	1,254,402
Halliburton Co.	33,600	1,120,560
McDermott International, Inc. *	45,700	481,221
Noble Corp.	24,300	838,107
Schlumberger Ltd.	13,200	945,384
		5,659,108
Food & staples retailing — 0.44%
CVS Caremark Corp.	23,900	1,111,589
Food products — 0.77%
Archer Daniels Midland Co.	17,000	453,900
Kraft Foods Group, Inc. *	19,566	884,774
Mondelez International, Inc., Class A	24,200	626,538
		1,965,212
Health care equipment & supplies — 1.08%
AtriCure, Inc. *	7,300	49,275
Baxter International, Inc.	11,500	762,105
CONMED Corp.	2,200	60,786
Given Imaging Ltd. *	3,700	67,007
Greatbatch, Inc. *	6,200	139,996
Hill-Rom Holdings, Inc.	2,200	61,512
ICU Medical, Inc. *	1,200	70,668
Integra LifeSciences Holdings Corp. *	1,700	65,892
Intuitive Surgical, Inc. *	1,400	740,600
Medtronic, Inc.	12,900	543,219
STERIS Corp.	2,500	85,425
The Cooper Cos., Inc.	1,100	104,434
		2,750,919
Health care providers & services — 1.65%
Cardinal Health, Inc.	31,600	1,278,220
Patterson Cos., Inc.	1,800	61,380
UnitedHealth Group, Inc.	46,900	2,550,891
WellPoint, Inc.	6,000	335,400
		4,225,891
Hotels, restaurants & leisure — 1.03%
Bravo Brio Restaurant Group, Inc. *	6,500	88,725
Caribou Coffee Co., Inc. *	6,800	81,940
Ignite Restaurant Group, Inc. *	6,300	80,010
Las Vegas Sands Corp.	38,000	1,772,700
Starbucks Corp.	8,900	461,643
Vail Resorts, Inc.	2,500	140,800
		2,625,818
Household products — 0.28%
Central Garden and Pet Co., Class A *	8,100	95,013
Colgate-Palmolive Co.	5,700	618,450
		713,463

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Industrial conglomerates — 0.62%
Danaher Corp.	29,200	1,575,924
Insurance — 0.40%
Lincoln National Corp.	19,500	481,650
MetLife, Inc.	13,100	434,789
Validus Holdings Ltd.	2,800	99,288
		1,015,727
Internet & catalog retail — 2.22%
Amazon.com, Inc. *	14,200	3,579,110
Kayak Software Corp. *	1,000	40,700
Priceline.com, Inc. *	3,100	2,055,796
		5,675,606
Internet software & services — 2.49%
Baidu, Inc., ADR *	4,700	452,657
Bazaarvoice, Inc. *	1,000	9,780
Demandware, Inc. *,1	800	21,912
eBay, Inc. *	23,200	1,225,424
ExactTarget, Inc. *	900	18,549
Facebook, Inc., Class A *,1	47,500	1,330,000
Google, Inc., Class A *	3,300	2,304,621
MercadoLibre, Inc.	7,200	518,040
ValueClick, Inc. *	4,300	81,141
VeriSign, Inc. *	11,500	392,495
		6,354,619
IT services — 2.91%
Fidelity National Information Services, Inc.	19,100	689,510
MasterCard, Inc., Class A	3,400	1,661,512
ServiceSource International, Inc. *	79,600	408,348
Teradata Corp. *	20,800	1,237,184
Visa, Inc., Class A	22,900	3,428,359
		7,424,913
Life sciences tools & services — 0.89%
Agilent Technologies, Inc.	41,900	1,604,351
Bio-Rad Laboratories, Inc., Class A *	4,400	459,756
Bruker Corp. *	14,800	216,080
		2,280,187
Machinery — 1.15%
CIRCOR International, Inc.	1,500	54,210
Cummins, Inc.	10,000	981,600
Illinois Tool Works, Inc.	29,100	1,791,687
Kaydon Corp.	1,900	43,757
Nordson Corp.	1,100	67,309
		2,938,563
Media — 1.49%
Cinemark Holdings, Inc.	5,400	146,880
Comcast Corp., Class A	32,600	1,212,068

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Media— (concluded)
DIRECTV *	26,100	1,297,170
ReachLocal, Inc. *	3,900	42,744
Time Warner, Inc.	11,600	548,680
Viacom, Inc., Class B	11,000	567,710
		3,815,252
Metals & mining — 0.18%
Compass Minerals International, Inc.	1,100	84,040
Steel Dynamics, Inc.	29,500	381,140
		465,180
Multi-utilities — 0.19%
PG&E Corp.	12,000	491,400
Multiline retail — 1.04%
Dollar General Corp. *	40,200	2,010,000
Macy's, Inc.	16,900	654,030
		2,664,030
Oil, gas & consumable fuels — 2.12%
Berry Petroleum Co., Class A	2,300	71,553
Cabot Oil & Gas Corp.	28,800	1,356,480
Concho Resources, Inc. *	14,500	1,163,770
EOG Resources, Inc.	7,100	835,102
EQT Corp.	13,200	792,792
Hess Corp.	14,000	694,540
Kodiak Oil & Gas Corp. *	8,700	74,646
Ultra Petroleum Corp. *,1	21,100	423,055
		5,411,938
Paper & forest products — 0.18%
International Paper Co.	12,200	453,108
Personal products — 0.79%
Inter Parfums, Inc.	4,900	98,098
The Estee Lauder Cos., Inc., Class A	32,900	1,916,425
		2,014,523
Pharmaceuticals — 1.81%
Allergan, Inc.	30,900	2,865,975
Hospira, Inc. *	10,300	306,940
Merck & Co., Inc.	16,609	735,779
Teva Pharmaceutical Industries Ltd., ADR	17,800	718,230
		4,626,924
Professional services — 0.26%
IHS, Inc., Class A *	7,300	672,622
Real estate investment trusts — 0.41%
American Capital Agency Corp.	15,700	495,335
Campus Crest Communities, Inc.	7,400	84,656
CYS Investments, Inc.	4,300	54,997
Digital Realty Trust, Inc.	3,400	219,436

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks— (continued)
Real estate investment trusts— (concluded)
Hudson Pacific Properties, Inc.	6,100	118,157
LaSalle Hotel Properties	3,500	84,385
		1,056,966
Road & rail — 1.17%
Hertz Global Holdings, Inc. *	47,000	735,080
Knight Transportation, Inc.	3,000	45,090
Norfolk Southern Corp.	9,200	555,496
Ryder System, Inc.	5,900	277,713
Union Pacific Corp.	11,300	1,387,414
		3,000,793
Semiconductors & semiconductor equipment — 1.16%
Atmel Corp. *	105,700	590,863
Avago Technologies Ltd.	15,100	530,010
Freescale Semiconductor Ltd. *,1	16,900	156,494
Micron Technology, Inc. *	93,700	560,326
NXP Semiconductors NV *	21,200	518,976
ON Semiconductor Corp. *	10,500	69,615
Skyworks Solutions, Inc. *	24,200	548,130
		2,974,414
Software — 2.43%
Adobe Systems, Inc. *	31,700	1,097,137
Cadence Design Systems, Inc. *	6,500	82,745
Eloqua, Inc. *	2,400	43,320
Guidewire Software, Inc. *	2,000	59,800
Infoblox, Inc. *	1,300	24,648
Informatica Corp. *	19,600	526,652
NICE Systems Ltd., ADR *	1,600	54,048
Qualys, Inc. *	4,800	64,224
RealPage, Inc. *	1,900	37,601
Salesforce.com, Inc. *	9,300	1,466,331
ServiceNow, Inc. *,1	3,400	110,942
Solera Holdings, Inc.	1,100	56,936
SS&C Technologies Holdings, Inc. *	3,700	87,283
Symantec Corp. *	51,400	964,264
Tangoe, Inc. *	5,100	66,504
VMware, Inc., Class A *	16,100	1,464,295
		6,206,730
Specialty retail — 0.41%
The Home Depot, Inc.	16,100	1,047,627
Textiles, apparel & luxury goods — 2.72%
Coach, Inc.	15,000	867,600
Iconix Brand Group, Inc. *	4,700	94,752
Lululemon Athletica, Inc. *,1	15,500	1,112,590
Michael Kors Holdings Ltd. *	15,800	839,770
Movado Group, Inc.	2,100	72,849
Nike, Inc., Class B	14,200	1,384,216

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Shares	Value ($)
Common stocks— (concluded)
Textiles, apparel & luxury goods— (concluded)
Ralph Lauren Corp.	16,400	2,576,276
		6,948,053
Thrifts & mortgage finance — 0.06%
Brookline Bancorp, Inc.	9,300	78,678
EverBank Financial Corp.	4,400	65,032
		143,710
Tobacco — 0.58%
Philip Morris International, Inc.	16,600	1,492,008
Trading companies & distributors — 0.03%
Watsco, Inc.	1,200	86,028
Wireless telecommunication services — 1.02%
Crown Castle International Corp. *	13,300	898,016
MetroPCS Communications, Inc. *	110,000	1,171,500
NII Holdings, Inc. *,1	105,800	536,406
		2,605,922
Total common stocks (cost—$115,584,242)		126,482,149
Preferred stock — 0.00%
Consumer finance — 0.00%
Ally Financial, Inc.[2,4] (cost — $98)	5	4,868
Investment companies—4.48%
iShares Russell 2000 Index Fund [1]	1,600	131,376
UBS Credit Bond Relationship Fund *,3	671,919	11,316,528
Total investment companies (cost—$9,177,791)		11,447,904

	Face amount ($)
US government obligations—6.37%
US Treasury Bonds
2.750%, due 08/15/42	1,155,000	1,145,796
3.000%, due 05/15/42	410,000	428,835
3.125%, due 11/15/41	270,000	289,955
US Treasury Notes
0.250%, due 10/31/14	9,165,000	9,165,000
0.500%, due 07/31/17	515,000	513,431
0.750%, due 10/31/17	1,875,000	1,888,329
1.625%, due 08/15/22	2,070,000	2,080,834
1.625%, due 11/15/22	590,000	591,014
1.875%, due 06/30/15	160,000	166,462
Total US government obligations (cost—$16,207,193)		16,269,656
Mortgage & agency debt securities—5.85%
Federal Home Loan Mortgage Corporation Certificates,**
1.250%, due 10/02/19	250,000	250,941
5.000%, due 03/01/38	175,362	188,343
5.000%, due 11/01/38	22,899	24,572
5.000%, due 12/01/38	111,636	119,794
5.500%, due 05/01/37	918,975	1,029,354

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities— (concluded)
5.500%, due 08/01/40	77,939	85,693
6.000%, due 10/01/36	140,266	154,374
6.500%, due 08/01/28	220,927	260,567
3.000%, TBA	300,000	314,531
3.500%, TBA	75,000	79,770
Federal National Mortgage Association Certificates,**
0.375%, due 12/21/15	630,000	629,354
3.000%, due 03/01/27	188,298	199,984
3.000%, due 08/01/27	244,900	260,595
3.000%, due 09/01/27	664,402	706,982
3.500%, due 10/01/42	374,390	405,394
4.000%, due 12/01/39	333,780	357,709
4.000%, due 01/01/41	406,158	435,677
4.000%, due 02/01/41	156,919	168,372
4.000%, due 09/01/41	404,522	434,048
4.500%, due 09/01/37	1,032,116	1,117,657
4.500%, due 07/01/41	349,132	378,068
4.500%, due 09/01/41	343,797	372,291
5.000%, due 10/01/39	66,396	71,974
5.000%, due 05/01/40	83,245	92,788
5.000%, due 09/01/41	390,180	426,254
5.500%, due 08/01/39	333,430	364,138
6.000%, due 06/01/33	6,721	7,703
6.000%, due 08/01/37	165,278	183,299
7.000%, due 08/01/32	369,608	442,588
7.500%, due 02/01/33	8,316	10,078
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	170,411	188,863
4.000%, due 08/15/42	74,597	82,674
6.500%, due 10/15/28	3,997	4,683
3.000%, TBA	625,000	665,519
4.000%, TBA	550,000	601,820
4.500%, TBA	675,000	735,328
Government National Mortgage Association Certificates II,
3.500%, due 12/20/26	560,377	599,719
3.500%, due 08/20/42	918,568	1,006,608
3.500%, due 09/20/42	99,643	109,130
4.000%, due 07/20/26	320,072	341,609
4.000%, due 06/20/42	221,470	244,330
6.000%, due 11/20/28	2,050	2,312
6.000%, due 02/20/29	4,793	5,518
6.000%, due 02/20/34	699,292	787,149
Total mortgage & agency debt securities (cost—$14,502,035)		14,948,154
Collateralized mortgage obligations—0.59%
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1,
2.011%, due 05/17/60[4,5]	255,000	262,796
First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.478%, due 02/25/35[5]	145,521	140,707
Fosse Master Issuer PLC,
Series 2011-1A, Class A2
1.725%, due 10/18/54[4,5]	224,606	227,926
Series 2012-1A, Class 2A2,
1.725%, due 10/18/54[4,5]	225,000	229,722
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.740%, due 10/15/54[4,5]	103,722	104,732

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Collateralized mortgage obligations— (concluded)
Series 2012-1A, Class A2,
1.990%, due 10/15/54[4,5]	375,000	384,259
Silverstone Master Issuer, Series 2012-1A, Class 1A,
1.869%, due 01/21/55[4,5]	150,000	154,371
Total collateralized mortgage obligations (cost—$1,484,198)		1,504,513
Commercial mortgage-backed securities—0.94%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM
5.796%, due 02/10/51[5]	250,000	274,538
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.006%, due 12/10/49[5]	225,000	268,764
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[4]	226,695	238,385
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class AM,
5.466%, due 06/12/47[5]	225,000	246,456
Series 2007-LD11, Class A4,
5.812%, due 06/15/49[5]	425,000	495,837
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B,
5.789%, due 08/12/45[4,5]	385,000	424,575
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4,
5.921%, due 02/15/51[5]	225,000	266,288
Series 2007-C34, Class AM,
5.818%, due 05/15/46[5]	175,000	196,093
Total commercial mortgage-backed securities (cost—$2,293,929)		2,410,936
Corporate bonds—11.04%
Aerospace & defense — 0.02%
BE Aerospace, Inc.
6.875%, due 10/01/20	50,000	55,750
Automobile OEM — 0.11%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[1]	80,000	87,300
Ford Motor Co.
7.450%, due 07/16/31[1]	150,000	188,250
		275,550
Automotive parts — 0.07%
American Axle & Manufacturing, Inc.
6.625%, due 10/15/22[1]	50,000	50,750
Meritor, Inc.
10.625%, due 03/15/18[1]	30,000	31,125
Tenneco, Inc.
7.750%, due 08/15/18	100,000	108,500
		190,375
Banking-non-US — 0.28%
Caixa Economica Federal
2.375%, due 11/06/17[4]	150,000	148,313
Eksportfinans ASA
3.000%, due 11/17/14	45,000	44,775

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking-non-US— (concluded)
HSBC Holdings PLC
4.000%, due 03/30/22	250,000	274,752
RBS Capital Trust II
6.425%, due 01/03/34[5,6]	100,000	84,000
Westpac Banking Corp.
2.000%, due 08/14/17	150,000	155,089
		706,929
Banking-US — 1.21%
Bank of America Corp.
5.625%, due 07/01/20	85,000	100,352
5.650%, due 05/01/18	70,000	81,109
Capital One Financial Corp.
2.150%, due 03/23/15	75,000	76,694
CIT Group, Inc.
4.750%, due 02/15/15[4]	435,000	451,312
5.500%, due 02/15/19[4]	200,000	213,000
Citigroup, Inc.
4.500%, due 01/14/22	40,000	45,001
5.375%, due 08/09/20	40,000	47,203
5.500%, due 02/15/17	115,000	127,621
6.125%, due 05/15/18	170,000	203,450
8.500%, due 05/22/19	70,000	93,657
JPMorgan Chase & Co.
3.150%, due 07/05/16	190,000	201,422
3.250%, due 09/23/22	65,000	67,230
5.400%, due 01/06/42	95,000	115,130
Morgan Stanley
4.875%, due 11/01/22	60,000	62,480
Morgan Stanley MTN
6.625%, due 04/01/18	270,000	314,435
Regions Financial Corp.
5.750%, due 06/15/15	50,000	54,000
7.750%, due 11/10/14	75,000	82,688
SunTrust Banks, Inc.
3.600%, due 04/15/16	110,000	117,740
The Goldman Sachs Group, Inc.
6.150%, due 04/01/18	175,000	204,425
Washington Mutual, Inc.
5.500%, due 01/15/13[7,8]	585,000	59
Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	399,796
Zions Bancorp.
5.500%, due 11/16/15	30,000	31,245
		3,090,049
Beverage/bottling — 0.04%
Constellation Brands, Inc.
7.250%, due 05/15/17	40,000	46,975
8.375%, due 12/15/14	60,000	67,050
		114,025

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Building materials — 0.05%
Hanson Ltd.
6.125%, due 08/15/16	40,000	43,700
Owens Corning, Inc.[9]
6.500%, due 12/01/16	25,000	28,263
Vulcan Materials Co.
7.500%, due 06/15/21	50,000	56,500
		128,463
Business services/office equipment — 0.07%
West Corp.
7.875%, due 01/15/19	120,000	121,500
11.000%, due 10/15/16[1]	50,000	52,250
		173,750
Cable — 0.06%
Comcast Corp.
6.300%, due 11/15/17	60,000	74,084
6.950%, due 08/15/37	60,000	81,444
		155,528
Chemicals — 0.28%
Ashland, Inc.
9.125%, due 06/01/17	40,000	43,200
Celanese US Holdings LLC
5.875%, due 06/15/21	145,000	162,037
6.625%, due 10/15/18	25,000	27,438
Georgia Gulf Corp.
9.000%, due 01/15/17[4]	36,000	40,140
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	125,000	126,250
Ineos Group Holdings PLC
8.500%, due 02/15/16[1,4]	15,000	14,700
LyondellBasell Industries NV
6.000%, due 11/15/21	250,000	298,437
		712,202
Coal — 0.05%
Arch Coal, Inc.
8.750%, due 08/01/16[1]	25,000	25,250
9.875%, due 06/15/19[1,4]	100,000	100,750
		126,000
Commercial services — 0.01%
DynCorp International, Inc.
10.375%, due 07/01/17	20,000	17,650
Interactive Data Corp.
10.250%, due 08/01/18	5,000	5,606
		23,256
Consumer products — 0.04%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.
7.875%, due 08/15/19	100,000	110,000

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Consumer products-non durables — 0.01%
Toys R US Property Co. II LLC
8.500%, due 12/01/17	35,000	37,363
Consumer services — 0.04%
Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	20,000	22,250
Dell, Inc.
5.400%, due 09/10/40	70,000	71,623
		93,873
Diversified financial services — 0.01%
Capital One Capital III
7.686%, due 08/15/36	35,000	35,173
Diversified manufacturing — 0.11%
Bombardier, Inc.
7.500%, due 03/15/18[4]	20,000	22,000
7.750%, due 03/15/20[4]	125,000	140,313
Coleman Cable, Inc.
9.000%, due 02/15/18	25,000	26,656
SPX Corp.
7.625%, due 12/15/14	65,000	71,500
The Goodyear Tire & Rubber Co.
7.000%, due 05/15/22[1]	20,000	21,350
		281,819
Electric-generation — 0.31%
Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16[4]	50,000	53,375
Calpine Corp.
7.875%, due 07/31/20[4]	113,000	125,430
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	60,000	66,900
GenOn Energy, Inc.
9.500%, due 10/15/18	100,000	115,750
NRG Energy, Inc.
7.625%, due 05/15/19	50,000	53,250
8.250%, due 09/01/20	75,000	83,250
8.500%, due 06/15/19[1]	80,000	87,400
The AES Corp.
8.000%, due 06/01/20	175,000	202,125
		787,480
Electric-integrated — 0.23%
DPL, Inc.
7.250%, due 10/15/21	60,000	63,300
E.ON International Finance BV
5.800%, due 04/30/18[4]	80,000	97,120
MidAmerican Energy Holdings Co.
5.950%, due 05/15/37	100,000	126,758
Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	80,000	99,136

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Electric-integrated— (concluded)
Southern California Edison Co.
4.050%, due 03/15/42	25,000	26,602
Southwestern Electric Power Co.
3.550%, due 02/15/22	105,000	111,289
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, due 10/01/20[4]	75,000	55,500
		579,705
Electronics — 0.08%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[4]	25,000	26,906
10.750%, due 08/01/20	60,000	62,925
KEMET Corp.
10.500%, due 05/01/18	25,000	24,875
Sanmina-SCI Corp.
7.000%, due 05/15/19[1,4]	90,000	90,000
		204,706
Energy-exploration & production — 0.57%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	100,000	101,500
Antero Resources Finance Corp.
6.000%, due 12/01/20[4]	100,000	100,250
Apache Corp.
5.250%, due 02/01/42	90,000	105,967
Berry Petroleum Co.
6.750%, due 11/01/20	50,000	53,500
Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[4]	50,000	37,125
Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	28,250
9.750%, due 03/01/16	75,000	79,875
Forest Oil Corp.
7.250%, due 06/15/19[1]	75,000	75,000
Helix Energy Solutions
9.500%, due 01/15/16[4]	58,000	59,522
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[4]	25,000	27,063
8.000%, due 02/15/20[4]	20,000	21,900
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	50,000	52,750
8.625%, due 04/15/20	175,000	191,187
Quicksilver Resources, Inc.
7.125%, due 04/01/16[1]	50,000	40,500
11.750%, due 01/01/16	30,000	29,775
Range Resources Corp.
5.750%, due 06/01/21	25,000	26,563
7.250%, due 05/01/18	25,000	26,250
8.000%, due 05/15/19	175,000	192,500
Samson Investment Co.
9.750%, due 02/15/20[4]	70,000	74,025
SandRidge Energy, Inc.
8.750%, due 01/15/20	45,000	48,712
9.875%, due 05/15/16	45,000	48,600

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-exploration & production— (concluded)
Swift Energy Co.
7.875%, due 03/01/22	25,000	25,875
		1,446,689
Energy-independent — 0.32%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	110,000	127,589
6.450%, due 09/15/36	85,000	106,723
Chesapeake Energy Corp.
9.500%, due 02/15/15	25,000	28,063
Comstock Resources, Inc.
8.375%, due 10/15/17	5,000	5,200
Encore Acquisition Co.
9.500%, due 05/01/16	30,000	32,175
Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	75,188
Marathon Oil Corp.
6.600%, due 10/01/37	35,000	47,010
Newfield Exploration Co.
5.750%, due 01/30/22	75,000	81,562
Petrohawk Energy Corp.
7.250%, due 08/15/18	240,000	273,243
Whiting Petroleum Corp.
6.500%, due 10/01/18	50,000	53,875
		830,628
Energy-integrated — 0.06%
ConocoPhillips
6.500%, due 02/01/39	55,000	78,196
Petro-Canada
6.800%, due 05/15/38	50,000	67,411
		145,607
Energy-oilfield services — 0.11%
Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	36,400
PetroBakken Energy Ltd.
8.625%, due 02/01/20[4]	100,000	100,000
Transocean, Inc.
3.800%, due 10/15/22	75,000	76,568
6.800%, due 03/15/38	50,000	60,453
		273,421
Energy-refining & marketing — 0.24%
Tesoro Corp.
4.250%, due 10/01/17	200,000	205,000
5.375%, due 10/01/22[1]	200,000	208,000
9.750%, due 06/01/19	55,000	63,250
Valero Energy Corp.
6.625%, due 06/15/37	115,000	139,570
		615,820

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Finance-captive automotive — 0.01%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	35,000	38,150
Finance-diversified — 0.07%
Merrill Lynch & Co., Inc.
5.000%, due 01/15/15	175,000	187,028
Finance-noncaptive diversified — 0.33%
Ally Financial, Inc.
5.500%, due 02/15/17	50,000	53,250
6.750%, due 12/01/14	100,000	108,000
8.000%, due 03/15/20	75,000	92,250
8.000%, due 11/01/31	100,000	127,000
8.300%, due 02/12/15	200,000	223,500
E*Trade Financial Corp.
12.500%, due 11/30/17	75,000	84,401
General Electric Capital Corp.
6.750%, due 03/15/32	120,000	156,570
		844,971
Finance-other — 0.33%
Caterpillar Financial Services Corp.
2.850%, due 06/01/22	105,000	108,573
Ford Motor Credit Co. LLC
12.000%, due 05/15/15	135,000	165,712
FTI Consulting, Inc.
6.750%, due 10/01/20	25,000	26,563
General Electric Capital Corp. MTN
4.650%, due 10/17/21	100,000	113,626
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	75,000	79,687
International Lease Finance Corp.
7.125%, due 09/01/18[4]	100,000	115,750
8.625%, due 09/15/15[9]	105,000	116,944
SquareTwo Financial Corp.
11.625%, due 04/01/17	75,000	70,125
UR Merger Sub Corp.
5.750%, due 07/15/18[4]	50,000	53,875
		850,855
Food — 0.10%
Kraft Foods Group, Inc.
5.000%, due 06/04/42[4]	100,000	112,179
Michael Foods, Inc.
9.750%, due 07/15/18	100,000	111,000
Viskase Cos., Inc.
9.875%, due 01/15/18[4]	40,000	41,200
		264,379
Food-wholesale — 0.04%
ARAMARK Corp.
8.500%, due 02/01/15	85,000	85,957

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Food-wholesale— (concluded)
US Foodservice
8.500%, due 06/30/19[4]	25,000	25,250
		111,207
Food/beverage — 0.06%
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	65,000	65,298
8.200%, due 01/15/39	60,000	98,653
		163,951
Gaming — 0.37%
Boyd Gaming Corp.
9.125%, due 12/01/18[1]	85,000	85,637
Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15	100,000	83,000
10.000%, due 12/15/15	85,000	72,250
10.000%, due 12/15/18	100,000	63,750
11.250%, due 06/01/17	55,000	59,091
CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[1,10]	52,874	56,972
Marina District Finance Co., Inc.
9.500%, due 10/15/15[1]	35,000	33,863
MGM Resorts International
10.000%, due 11/01/16	220,000	251,350
11.125%, due 11/15/17	35,000	38,412
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[4]	75,000	72,187
Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[4]	40,000	35,600
Yonkers Racing Corp.
11.375%, due 07/15/16[4]	80,000	86,200
		938,312
Gas distributors — 0.15%
Ferrellgas Partners LP
8.625%, due 06/15/20	26,000	25,740
9.125%, due 10/01/17	20,000	21,500
GDF Suez
2.875%, due 10/10/22[4]	160,000	160,597
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	45,000	45,675
Sempra Energy
9.800%, due 02/15/19	90,000	126,181
		379,693
Gas pipelines — 0.40%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
8.750%, due 06/15/18	25,000	26,687
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	86,800
El Paso Pipeline Partners Operating Co. LLC
5.000%, due 10/01/21	85,000	96,691

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Gas pipelines— (concluded)
Energy Transfer Partners LP
5.200%, due 02/01/22	125,000	140,568
7.500%, due 07/01/38	75,000	98,084
9.000%, due 04/15/19	140,000	184,818
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	85,000	90,640
6.500%, due 09/01/39	55,000	67,842
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20	55,000	59,950
Sonat, Inc.
7.000%, due 02/01/18	150,000	164,880
		1,016,960
Health care — 0.40%
Capella Healthcare, Inc.
9.250%, due 07/01/17	10,000	10,675
CHS/Community Health Systems, Inc.
5.125%, due 08/15/18	100,000	105,250
7.125%, due 07/15/20	175,000	185,062
8.000%, due 11/15/19	25,000	27,219
CVS Caremark Corp.
6.125%, due 09/15/39	60,000	76,857
ExamWorks Group, Inc.
9.000%, due 07/15/19	70,000	74,200
HCA, Inc.
5.875%, due 03/15/22	25,000	27,188
7.500%, due 02/15/22	145,000	164,937
8.500%, due 04/15/19	120,000	134,700
Multiplan, Inc.
9.875%, due 09/01/18[4]	125,000	138,437
Tenet Healthcare Corp.
6.875%, due 11/15/31	50,000	43,750
United Surgical Partners International, Inc.
9.000%, due 04/01/20	25,000	27,563
US Oncology, Inc., Escrow (related to
9.125%, due 08/15/17)[11]	30,000	525
		1,016,363
Home construction — 0.06%
D.R. Horton, Inc.
4.375%, due 09/15/22	100,000	100,125
Standard Pacific Corp.
10.750%, due 09/15/16	25,000	30,625
Toll Brothers Finance Corp.
8.910%, due 10/15/17	10,000	12,725
		143,475
Industrial-other — 0.06%
Iron Mountain, Inc.
8.000%, due 06/15/20	115,000	121,469
RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	32,550
		154,019

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Insurance-life — 0.17%
American International Group, Inc.
3.000%, due 03/20/15	90,000	93,522
Hartford Financial Services Group, Inc.
6.625%, due 04/15/42	40,000	50,165
MetLife, Inc.
6.400%, due 12/15/36	40,000	42,495
Principal Financial Group, Inc.
8.875%, due 05/15/19	110,000	150,271
Prudential Financial, Inc.
7.375%, due 06/15/19	75,000	95,824
		432,277
Insurance-multiline — 0.05%
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	100,000	126,570
Insurance-personal & casualty — 0.09%
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22[1]	40,000	42,031
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[4]	25,000	27,750
10.750%, due 06/15/58[4,5]	70,000	103,950
XL Group PLC, Series E
6.500%, due 04/15/17[5,6]	50,000	45,300
		219,031
Internet & catalog retail — 0.03%
Amazon.com, Inc.
1.200%, due 11/29/17	75,000	74,809
Investments & miscellaneous financial services — 0.01%
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[9]	23,000	25,760
Leisure — 0.16%
Brunswick Corp.
11.250%, due 11/01/16[4]	25,000	28,406
Royal Caribbean Cruises Ltd.
7.250%, due 06/15/16	300,000	337,500
7.500%, due 10/15/27[1]	40,000	44,800
		410,706
Lodging — 0.08%
Diamond Resorts Corp.
12.000%, due 08/15/18	110,000	118,800
Felcor Lodging LP
6.750%, due 06/01/19	25,000	26,313
Host Hotels & Resorts LP
4.750%, due 03/01/23	50,000	53,000
		198,113

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Machinery-agriculture & construction — 0.08%
Case New Holland, Inc.
7.875%, due 12/01/17	105,000	123,637
The Manitowoc Co., Inc.
8.500%, due 11/01/20	75,000	84,000
		207,637
Media-broadcast/outdoor — 0.04%
Clear Channel Communications, Inc.
10.750%, due 08/01/16	35,000	25,463
News America, Inc.
6.200%, due 12/15/34	45,000	54,975
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	27,312
		107,750
Media-cable — 0.45%
Cablevision Systems Corp.
8.625%, due 09/15/17	190,000	218,025
CSC Holdings LLC
8.625%, due 02/15/19	25,000	29,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	100,000	109,018
DISH DBS Corp.
7.750%, due 05/31/15	50,000	56,375
7.875%, due 09/01/19	220,000	260,150
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	49,865
6.750%, due 07/01/18	165,000	206,594
Time Warner, Inc.
6.100%, due 07/15/40	45,000	55,410
UPCB Finance V Ltd.
7.250%, due 11/15/21[4]	150,000	164,250
		1,149,187
Media-diversified — 0.02%
Entravision Communications Corp.
8.750%, due 08/01/17	47,000	50,878
Media-non cable — 0.09%
Gannett Co., Inc.
8.750%, due 11/15/14	25,000	28,125
Intelsat Jackson Holdings SA
7.250%, due 10/15/20	75,000	80,062
LIN Television Corp.
8.375%, due 04/15/18[1]	25,000	27,125
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	13,000	14,479
Sinclair Television Group, Inc.
8.375%, due 10/15/18[1]	50,000	55,750
9.250%, due 11/01/17[4]	20,000	22,000
		227,541

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-publishing — 0.02%
The McClatchy Co.
11.500%, due 02/15/17	35,000	38,588
Media-services — 0.01%
Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18	25,000	27,875
Metals & mining — 0.25%
AngloGold Ashanti Holdings PLC
5.375%, due 04/15/20	70,000	71,311
CONSOL Energy, Inc.
8.000%, due 04/01/17	45,000	48,150
Murray Energy Corp.
10.250%, due 10/15/15[4]	125,000	118,750
Novelis, Inc.
8.375%, due 12/15/17	50,000	55,000
Peabody Energy Corp.
7.375%, due 11/01/16	50,000	57,500
Southern Copper Corp.
3.500%, due 11/08/22[1]	115,000	117,558
Teck Resources Ltd.
6.250%, due 07/15/41	25,000	28,516
Vale Overseas Ltd.
4.375%, due 01/11/22	95,000	100,622
6.875%, due 11/21/36	35,000	43,311
		640,718
Metals/mining excluding steel — 0.12%
FMG Resources (August 2006) Pty Ltd.
7.000%, due 11/01/15[1,4]	100,000	102,000
8.250%, due 11/01/19[1,4]	100,000	102,250
Inmet Mining Corp.
8.750%, due 06/01/20[4]	70,000	75,600
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, due 06/01/20[4]	25,000	26,250
		306,100
Oil & gas — 0.12%
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[4]	50,000	51,375
Petrobras International Finance Co.
2.875%, due 02/06/15	85,000	87,481
5.375%, due 01/27/21	140,000	157,442
		296,298
Oil field equipment & services — 0.04%
SESI LLC
7.125%, due 12/15/21	85,000	94,563
Oil refining & marketing — 0.03%
Phillips 66
4.300%, due 04/01/22[4]	75,000	83,094

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Packaging & containers — 0.16%
Ardagh Packaging Finance PLC
9.125%, due 10/15/20[4]	200,000	216,000
Berry Plastics Corp.
8.250%, due 11/15/15	30,000	31,350
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	100,000	114,000
Sealed Air Corp.
8.375%, due 09/15/21[4]	40,000	45,000
		406,350
Paper & forest products — 0.04%
Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	15,000	16,350
Georgia-Pacific LLC
8.875%, due 05/15/31	35,000	53,235
Mercer International, Inc.
9.500%, due 12/01/17	35,000	37,100
		106,685
Pharmaceuticals — 0.27%
AbbVie, Inc.
2.900%, due 11/06/22[4]	120,000	122,537
Grifols, Inc.
8.250%, due 02/01/18	70,000	77,437
Mylan, Inc.
7.625%, due 07/15/17[4]	50,000	56,188
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	130,942
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	90,000	97,517
Valeant Pharmaceuticals International
7.000%, due 10/01/20[4]	150,000	163,125
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.750%, due 09/15/18	30,000	31,725
		679,471
Railroads — 0.03%
Burlington Northern Santa Fe LLC
6.150%, due 05/01/37	25,000	32,996
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	52,904
		85,900
Real estate investment trusts — 0.10%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	55,188
Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	86,463
DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	82,313

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Real estate investment trusts— (concluded)
ERP Operating LP
4.750%, due 07/15/20	35,000	39,506
		263,470
Retail-department — 0.03%
JC Penney Corp., Inc.
7.125%, due 11/15/23	45,000	38,925
Macy's Retail Holdings, Inc.
6.375%, due 03/15/37	35,000	43,082
		82,007
Retail-discount — 0.01%
Target Corp.
7.000%, due 01/15/38	25,000	36,917
Retail-specialty — 0.25%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19	75,000	82,125
Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	75,075
Limited Brands, Inc.
8.500%, due 06/15/19	45,000	54,900
Michaels Stores, Inc.
7.750%, due 11/01/18	25,000	27,094
11.375%, due 11/01/16[1]	50,000	52,312
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,4]	60,000	66,600
QVC, Inc.
7.125%, due 04/15/17[4]	20,000	21,054
7.500%, due 10/01/19[4]	75,000	82,601
Rite Aid Corp.
10.375%, due 07/15/16	60,000	63,375
SUPERVALU, Inc.
8.000%, due 05/01/16[1]	35,000	32,200
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[10]	75,000	77,625
		634,961
Software/services — 0.04%
Ceridian Corp.
11.250%, due 11/15/15[9]	50,000	48,750
MedAssets, Inc.
8.000%, due 11/15/18	50,000	54,250
		103,000
Steel producers/products — 0.04%
Severstal Columbus LLC
10.250%, due 02/15/18	50,000	52,125
US Steel Corp.
7.375%, due 04/01/20[1]	50,000	51,000
		103,125

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Support-services — 0.04%
Air Medical Group Holdings, Inc.
9.250%, due 11/01/18	25,000	27,000
Iron Mountain, Inc.
8.375%, due 08/15/21	70,000	77,350
		104,350
Technology-hardware — 0.16%
CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17	90,000	96,300
Equinix, Inc.
7.000%, due 07/15/21	50,000	55,000
8.125%, due 03/01/18	75,000	82,500
Jabil Circuit, Inc.
4.700%, due 09/15/22	40,000	40,100
8.250%, due 03/15/18	25,000	29,375
Seagate HDD Cayman
7.000%, due 11/01/21	50,000	52,250
7.750%, due 12/15/18	50,000	54,375
		409,900
Technology-software — 0.06%
Epicor Software Corp.
8.625%, due 05/01/19	15,000	15,638
First Data Corp.
9.875%, due 09/24/15[1]	75,000	76,687
11.250%, due 03/31/16	70,000	69,125
		161,450
Telecom-satellite — 0.09%
Intelsat Bermuda Ltd.
11.250%, due 02/04/17	210,000	222,600
Telecom-wireless — 0.32%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	41,068
5.000%, due 03/30/20	135,000	158,765
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, due 11/15/18	90,000	124,566
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[4]	25,000	26,375
Cricket Communications, Inc.
7.750%, due 05/15/16	50,000	52,875
Crown Castle International Corp.
5.250%, due 01/15/23[4]	100,000	104,500
SBA Telecommunications, Inc.
8.250%, due 08/15/19	49,000	55,003
Sprint Capital Corp.
6.900%, due 05/01/19	100,000	108,000
Wind Acquisition Finance SA
11.750%, due 07/15/17[4]	140,000	143,150
		814,302
Telephone-integrated — 0.57%
AT&T, Inc.

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds— (concluded)
Telephone-integrated— (concluded)
1.600%, due 02/15/17	150,000	152,490
6.500%, due 09/01/37	80,000	104,730
CenturyLink, Inc.
6.450%, due 06/15/21	100,000	109,922
Embarq Corp.
7.995%, due 06/01/36	50,000	54,532
Frontier Communications Corp.
7.875%, due 04/15/15[1]	20,000	22,450
8.250%, due 04/15/17[1]	80,000	92,000
9.000%, due 08/15/31	45,000	47,812
Level 3 Communications, Inc.
11.875%, due 02/01/19	25,000	28,500
Level 3 Financing, Inc.
8.625%, due 07/15/20	25,000	27,188
10.000%, due 02/01/18	125,000	138,906
PAETEC Holding Corp.
9.875%, due 12/01/18	65,000	73,287
Sprint Nextel Corp.
6.000%, due 12/01/16	90,000	97,650
8.375%, due 08/15/17	75,000	87,000
9.000%, due 11/15/18[4]	25,000	30,813
9.125%, due 03/01/17	25,000	29,375
Verizon Communications, Inc.
6.100%, due 04/15/18	210,000	260,152
Videotron Ltee
5.000%, due 07/15/22	35,000	36,050
Virgin Media Secured Finance PLC
6.500%, due 01/15/18	50,000	54,250
		1,447,107
Theaters & entertainment — 0.02%
AMC Entertainment, Inc.
9.750%, due 12/01/20	50,000	56,250
Tobacco — 0.14%
Altria Group, Inc.
9.950%, due 11/10/38	65,000	107,468
Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	156,545
Reynolds American, Inc.
7.625%, due 06/01/16	80,000	95,981
		359,994
Transportation services — 0.05%
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	50,000	52,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	75,000	70,500
		122,875
Total corporate bonds (cost—$27,304,768)		28,221,733

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—0.31%
California — 0.18%
California (Build America Bonds) 7.550%, due 04/01/39	230,000	334,330
Los Angeles Unified School District (Build America
Bonds) 6.758%, due 07/01/34	100,000	134,818
		469,148
Illinois — 0.13%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue, Taxable Pension Funding, Series A
6.899%, due 12/01/40	55,000	67,402
Illinois Taxable Pension
5.100%, due 06/01/33	125,000	126,827
State of Illinois
5.877%, due 03/01/19	115,000	133,351
		327,580
Total municipal bonds and notes (cost—$752,195)		796,728

	Number of contracts
Call options purchased — 0.03%
S&P 500 Index, strike @ 1,450, expires 12/22/12	93	46,500
S&P 500 Index, strike @ 1,475, expires 12/22/12	185	25,900
Total options purchased (cost—$662,825)		72,400

	Face amount ($)
Repurchase agreement—13.69%
Repurchase agreement dated 11/30/12 with State Street
Bank & Trust Co., 0.010% due 12/03/12, collateralized
by $16,912,740 Federal Home Loan Bank obligations,
2.000% due 01/30/23 and $18,727,035 Federal
National Mortgage Association obligations, 2.110%
due 11/07/22; (value—$35,691,014); proceeds:
$34,991,029
(cost — $34,991,000)	34,991,000	34,991,000

	Shares
Investment of cash collateral from securities loaned—2.27%
Money market fund — 2.27%
UBS Private Money Market Fund LLC [3]	5,814,437	5,814,437
Total investments
(cost — $228,774,711) [12]— 95.06%		242,964,478
Other assets in excess of liabilities — 4.94%		12,618,430
Net assets — 100.00%		255,582,908

Aggregate cost for federal income tax purposes was substantially the same for book purposes and net unrealized appreciation consisted of:

Gross unrealized appreciation		$19,770,880
Gross unrealized depreciation		(5,581,113)
Net unrealized appreciation		$14,189,767

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Futures contracts

Number of contracts			Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
US Treasury futures buy contracts:
27	USD	Ultra Long-Term US Treasury Bond Futures	March 2013	4,478,654	4,480,313	1,659
140	USD	US Treasury Note 2 Year Futures	March 2013	30,855,726	30,863,437	7,711

Index futures buy contracts:
557	USD	S&P 500 E-Mini Index Futures	December 2012	39,416,233	39,391,040	(25,193)
						(15,823)

Inflation-linked swap14

Counterparty	Notional amount (000)	Termination date	Payment made by the Portfolio[13]	Payment received by the portfolio[13]	Value ($)
			US Consumer Price index at
Deutsche Bank AG	USD 12,800	11/02/22	termination	2.770% at termination	28,693

Interest rate swap

				Rate type
Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio (%)[13]	Payments received by the Portfolio[13]	Upfront payments received (made)	Value ($)	Unrealized depreciation ($)
					3 Month
					USD
Barclays Bank PLC	USD	35,960	12/31/14	0.408%	LIBOR	—	(13,503)	(13,503)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	126,482,149	—	—	126,482,149
Preferred stocks	—	4,868	—	4,868
Investment companies	131,376	11,316,528	—	11,447,904
US government obligations	—	16,269,656	—	16,269,656
Mortgage & agency debt security	—	14,948,154	—	14,948,154
Collateralized mortgage obligations	—	1,504,513	—	1,504,513
Commercial mortgage- backed security	—	2,410,936	—	2,410,936
Corporate bonds	—	28,221,149	584	28,221,733
Municipal bonds and notes	—	796,728	—	796,728
Options purchased	72,400	—	—	72,400
Repurchase agreement	—	34,991,000	—	34,991,000
Investment of cash collateral from securities loaned	—	5,814,437	—	5,814,437
Futures contracts	(15,823)	—	—	(15,823)
Swap agreements	—	15,190	—	15,190
Total	126,670,102	116,293,159	584	242,963,845

At November 30, 2012, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three months ended November 30, 2012:

Corporate bond ($)
Beginning balance	659
Purchases	—
Sales	—
Accrued discounts/(premiums)	41
Total realized gain/(loss)	—
Net change in unrealized depreciation	(116)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	584

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at November 30, 2012 was $(116).

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	95.5
Cayman Islands	0.5
Curacao	0.5
Canada	0.4
Netherlands	0.4
British Virgin Islands	0.3
Israel	0.3
Switzerland	0.3
Bermuda	0.3
Singapore	0.2
Panama	0.2
Luxembourg	0.2
Liberia	0.2
United Kingdom	0.2
Australia	0.1
Ireland	0.1
Mexico	0.1
France	0.1
Brazil	0.1
Isle of Man	0.0[1]
Marshall Islands	0.0[1]
Norway	0.0[1]
Puerto Rico	0.0[1]
Total	100.0

[1]	Amount represents less than 0.05%.

Portfolio footnotes

*	Non-income producing security.

**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Security, or portion thereof, was on loan at November 30, 2012.

[2]	Cumulative preferred stock. The next call date is January 16, 2013.

[3]

Investment in affiliated investment company. The table below details the Fund’s transaction activity in affiliated issuers for the three months ended November 30, 2012. The advisor earns a management fee from UBS Credit Bond Relationship Fund and UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 8/31/12 ($)	Purchases during the three months ended 11/30/12 ($)	Sales during the three months ended 11/30/12 ($)	Net realized gain/loss 11/30/12 ($)	Change in net unrealized appreciation/ (depreciation) 11/30/12 ($)	Value at 11/30/12 ($)	Net income earned from affiliate for the three months ended 11/30/12 ($)
UBS Credit Bond Relationship Fund	11,086,530	-	-	-	229,998	11,316,528	-
UBS Private Money Market Fund LLC	5,655,123	15,537,148	15,377,834	-	-	5,814,437	1,186

[4]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.68% of net assets as of November 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Variable or floating rate security. The interest rate shown is the current rate as of November 30, 2012 and changes periodically.

[6]	Perpetual bond security. The maturity date reflects the next call date.

[7]	Bond interest in default.

[8]	Security is being fair valued by a valuation committee under the direction of the board of trustees.

[9]	Step bond that converts to the noted fixed rate at a designated future date.

[10]	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

[11]	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

[12]	Includes $5,697,448 of investments in securities on loan, at value plus accrued interest and dividends, if any.

[13]	Payments made/received are based on the notional amount.

[14]	Swap deemed illiquid and represented 0.01% of net assets as of November 30, 2012.

UBS U.S. Allocation Fund
Schedule of investments – November 30, 2012 (unaudited)

Fund acronyms

ADR	American Depositary Receipt

BDC	Business Development Company

FDIC	Federal Deposit Insurance Corporation

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Currency abbreviations

USD	U.S. Dollar

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings.

Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where nonvendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS’). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2013